Schedule of personnel expenses (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Personnel Expenses
Salaries, wages and other short term employee benefits		₨ 741,639	₨ 635,667	₨ 1,608,958
Contributions to defined contribution plans		37,880	30,301	86,678
Expenses related to defined benefit plans (refer to Note 34)		13,878	14,345	25,642
Share based compensation costs		209,557	77,100	5,135
Employee welfare expenses		18,927	21,502	50,860
Total	$ 13,469	₨ 1,021,881	₨ 778,915	₨ 1,777,273